ACQUISITIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2015 USD ($) Store	Dec. 31, 2015 CNY (¥) Store	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Acquisition [Line Items]
Goodwill recognized	$ 8,402		¥ 51,819			¥ 54,425
Consideration paid for acquisitions	$ 212	¥ 1,375
Hubei Bai Cao Tang Drugstore [Member]
Business Acquisition [Line Items]
Number of stores acquired | Store	9	9
Total aggregate purchase price		¥ 2,750
Goodwill recognized						¥ 2,606
Consideration paid for acquisitions					¥ 1,375